Note 8 - Prepaid Expenses and Other Current Assets (Detail) - Summary of Prepaid Expenses and Other Current Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 848	$ 1,122
Interest receivable	527	424
Other receivable	48	39
Value-added-tax recoverable	25	33
Deferred income tax assets	26	84
Other	483	526
	$ 1,957	$ 2,228